Trade and other receivables - Components (Details) - GBP (£) £ in Millions		Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2022
Disclosure of financial assets
Trade receivables that would otherwise be past due or impaired whose terms have been renegotiated		£ 0
Trade receivables		622	£ 622
Other receivables		113	110
Prepayments		68	79
Accrued income		118	109
Contract assets		4
Total		925	920
Analysed as follows:
Non-current		45	90
Current	[1]	880	830
Total		925	920
Measurement period adjustments
Disclosure of financial assets
Accrued income			(2)	£ (3)
Total			(2)
Analysed as follows:
Total			(2)
Gross
Disclosure of financial assets
Trade receivables		692	692
Accumulated impairment
Disclosure of financial assets
Trade receivables		(70)	(70)
Other receivables		£ 0	£ 0

[1]	Goodwill, right-of-use assets, investments in associated undertakings, contract costs, accrued income, accruals, loans, long-term liabilities, lease liabilities, deferred tax liabilities, and provisions have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).